Supplement dated January 13, 2009 to the
                 prospectus dated May 1, 2008 of Seligman Asset
            Allocation Series, Inc. (the "Series"), on behalf of its
                Seligman Asset Allocation Aggressive Growth Fund,
                    Seligman Asset Allocation Balanced Fund,
                      Seligman Asset Allocation Growth Fund
               and Seligman Asset Allocation Moderate Growth Fund
           (each a "Seligman Fund" and together, the "Seligman Funds")


On January 8, 2009, the Series' Board of Directors, on behalf of each Seligman Fund, approved in principle the merger of each Seligman Fund into a RiverSource Fund as shown below:

                             Proposed to be merged  into the RiverSource
Seligman Fund:               Fund named below (together the"RiverSource Funds"):

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Seligman Asset               RiverSource Portfolio Builder Total Equity Fund,
Allocation Aggressive        a fund that seeks to provide the highest level
Growth Fund                  of total return that is consistent with an
                             acceptable level of risk. The Buying Fund is designed for investors seeking the highest level of total return that is consistent with a very aggressive level of risk.

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Seligman Asset               RiverSource Portfolio Builder Moderate Aggressive
Allocation Balanced          Fund, a fund that seeks to provide the highest
Fund                         level of total return that is consistent with an
                             acceptable level of risk. The Buying Fund is designed for investors seeking the highest level of total return that is consistent with a moderate aggressive level of risk.

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Seligman Asset               RiverSource Portfolio Builder Total Equity Fund
Allocation Growth            seeks to provide the highest level of total return
Fund                         that is consistent with an acceptable level
                             of risk. The Buying Fund is designed for investors seeking the highest level of total return that is consistent with a very aggressive level of risk.

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Seligman Asset               RiverSource Portfolio Builder Aggressive Fund, a
Allocation Moderate          fund that seeks to provide the highest level of
Growth Fund                  total return that is consistent with an acceptable
                             level of risk. The Buying Fund is designed for investors seeking the highest level of total return that is consistent with an aggressive level of risk.

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Each of the Seligman Funds and the RiverSource Funds are organized as funds of funds that seek to achieve their objective by investing in shares of certain underlying mutual funds. The Seligman Funds are oriented towards investing in domestic and international equity securities, and the RiverSource Funds pursue a strategic asset allocation among three main asset classes: equity, fixed-income and cash to achieve their investment objective.

The investment strategies of the Seligman Funds and the RiverSource Funds include the following:

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The Seligman Funds                           The RiverSource Funds

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Seligman Asset Allocation Aggressive
Growth Fund's strategy is oriented
towards domestic and international
equity securities weighted toward small-
and medium-capitalization companies.         RiverSource Portfolio Builder Total
                                             Equity Fund  invests primarily in
-------------------------------------------- equity securities and may be  most appropriate for investors  with a
Seligman Asset Allocation Growth Fund's      long-term investment horizon.
strategy is oriented towards domestic
and international equity securities, with a more even weighting among small-, medium-, and large-capitalization companies than the Seligman Asset Allocation
Aggressive Growth Fund.

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Seligman Asset Allocation Moderate Growth    RiverSource Portfolio Builder
Fund's strategy is oriented towards small-, Aggressive Fund invests primarily medium-, and large-capitalization domestic in equity securities and also
and international equity  as well as real    invests a small amount in fixed-
estate securities and domestic securities    income securities and may be
fixed-income securities.                     most appropriate for investors with
                                             a longer investment horizon.

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The Seligman Funds                           The RiverSource Funds
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Seligman Asset Allocation Balanced Fund's    RiverSource Portfolio Builder
strategy is oriented towards medium- and     Moderate Aggressive Fund invests
large-capitalization and dividend-producing primarily in equity securities and domestic and international equity securities also invests a moderate amount
supplemented by a larger allocation          in fixed income securities and
to real estate securities as well as         may be most appropriate for
domestic fixed-income securities and cash    investors with an
equivalents than Seligman Asset Allocation   intermediate-to-long term
Moderate Growth Fund.                        investment horizon.

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More complete information about the RiverSource Funds and the proposed mergers will be included in proxy materials.

Completion of each merger is subject to approval by shareholders of the applicable Seligman Fund. It is currently anticipated that proxy materials regarding each merger will be distributed to shareholders of the Seligman Funds during the first or second quarter of 2009, and that a meeting of shareholders to consider each merger will be scheduled for the second quarter of 2009. For more information about the RiverSource Funds, please call 1-888-791-3380 or visit the RiverSource website at http://www.riversource.com/funds for a prospectus.